Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill by business segment
The changes in the carrying amount of goodwill by business segment for the years ended December 31, 2012 and 2011, are presented in the table below:

(in Millions)	FMC Agricultural Solutions	FMC Health and Nutrition	FMC Minerals	FMC Peroxygens	Total
Balance, December 31, 2010	$2.8	$191.0	$—	$0.6	$194.4
Acquisitions	9.6	8.9	—	16.2	34.7
Foreign currency adjustments	—	(2.9)	—	(0.3)	(3.2)
Balance, December 31, 2011	$12.4	$197.0	$—	$16.5	$225.9
Acquisitions	19.5	42.9	—	—	62.4
Foreign currency adjustments	0.2	6.3	—	0.4	6.9
Purchase price allocation adjustments (See Note 3)	(1.1)	0.4	—	(0.1)	(0.8)
Balance, December 31, 2012	$31.0	$246.6	$—	$16.8	$294.4

Schedule of Indefinite-Lived Intangible Assets [Table Text Block]

Intangible assets not subject to amortization (indefinite life)
Trademarks and trade names	$36.3		$36.3	$36.3		$36.3
In-process research & development	2.7		2.7	2.7		2.7
	$39.0		$39.0	$39.0		$39.0
Total intangible assets	$241.0	$(25.3)	$215.7	$200.5	$(13.2)	$187.3

Intangible Assets Disclosure [Text Block]
The changes in the carrying amount of goodwill by business segment for the years ended December 31, 2012 and 2011, are presented in the table below:

(in Millions)	FMC Agricultural Solutions	FMC Health and Nutrition	FMC Minerals	FMC Peroxygens	Total
Balance, December 31, 2010	$2.8	$191.0	$—	$0.6	$194.4
Acquisitions	9.6	8.9	—	16.2	34.7
Foreign currency adjustments	—	(2.9)	—	(0.3)	(3.2)
Balance, December 31, 2011	$12.4	$197.0	$—	$16.5	$225.9
Acquisitions	19.5	42.9	—	—	62.4
Foreign currency adjustments	0.2	6.3	—	0.4	6.9
Purchase price allocation adjustments (See Note 3)	(1.1)	0.4	—	(0.1)	(0.8)
Balance, December 31, 2012	$31.0	$246.6	$—	$16.8	$294.4

Our intangible assets, other than goodwill, consist of the following:

		December 31, 2012			December 31, 2011
(in Millions)	Weighted avg. useful life at December 31, 2012	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Intangible assets subject to amortization (finite-lived)
Customer relationships	19 years	$131.4	$(8.6)	$122.8	$102.0	$(2.2)	$99.8
Patents	13 years	0.6	(0.2)	0.4	0.6	(0.1)	0.5
Trademarks and trade names	4 years	1.5	(0.2)	1.3	0.2	—	0.2
Purchased and licensed technologies	12 years	63.6	(14.4)	49.2	54.6	(9.9)	44.7
Other intangibles	13 years	4.9	(1.9)	3.0	4.1	(1.0)	3.1
		$202.0	$(25.3)	$176.7	$161.5	$(13.2)	$148.3

Intangible assets not subject to amortization (indefinite life)
Trademarks and trade names	$36.3		$36.3	$36.3		$36.3
In-process research & development	2.7		2.7	2.7		2.7
	$39.0		$39.0	$39.0		$39.0
Total intangible assets	$241.0	$(25.3)	$215.7	$200.5	$(13.2)	$187.3

Schedule of Intangible Assets by Segment [Table Text Block]
At December 31, 2012, the finite-lived and indefinite life intangibles were allocated among our business segments as follows:

(in Millions)	Finite-lived	Indefinite life
FMC Agricultural Solutions	$112.2	$35.2
FMC Health and Nutrition	53.9	3.2
FMC Minerals	1.2	—
FMC Peroxygens	9.4	0.6
Total	$176.7	$39.0